Vessels, net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Vessels, net

Total Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2020	$1,314,740	$(273,602)	$1,041,138
Additions/ (Depreciation)	1,996,820	(98,739)	1,898,081
Disposals	(90,933)	4,284	(86,649)
Balance December 31, 2021	$3,220,627	$(368,057)	$2,852,570
Additions/ (Depreciation)	1,202,206	(163,941)	1,038,265
Disposals	(130,683)	17,177	(113,506)
Balance December 31, 2022	$4,292,150	$(514,821)	$3,777,329
Additions/ (Depreciation)	432,773	(199,135)	233,638
Disposals	(301,462)	25,166	(276,296)
Balance December 31, 2023	$4,423,461	$(688,790)	$3,734,671

The above balances as of December 31, 2023 are analyzed in the following tables:

Owned Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$3,757,903	$(505,943)	$3,251,960
Additions/ (Depreciation)	241,956	(174,476)	67,480
Disposals	(217,827)	23,888	(193,939)
Balance December 31, 2023	$3,782,032	$(656,531)	$3,125,501

Right-of-use assets under finance Lease	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2022	$534,247	$(8,878)	$525,369
Additions/ (Depreciation)	190,817	(24,659)	166,158
Transfers to owned vessels	(83,635)	1,278	(82,357)
Balance December 31, 2023	$641,429	$(32,259)	$609,170